Restricted Cash, Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Cash, Deposits and Marketable Securities [Abstract]
Schedule of Restricted Cash, Deposits and Marketable Securities
	December 31
	2024	2023
	€ in thousands
Short-term deposits	-	997

Short-term restricted cash (1)	656	810

Restricted cash and bank deposits, long-term(1)	17,052	17,386

(1)	Deposits used to secure obligations under agreements (see Notes 6 and 21E(3)) and loan agreements (see Note 11).